18. RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 18 - RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

On January 31, 2012, the Shapiro Family Trust received 5,532,198 shares of the Company’s common stock valued at $608,542 upon cashless exercise of the warrants in connection with the 2005-2008 convertible debentures and in accordance with the December 7, 2011 global settlement agreement. Dr. Shapiro, one of the Company’s directors, may be deemed the beneficial owner of the securities owned by the Shapiro Family Trust.

On January 31, 2012, PDPI, LLC received 11,204,101 of the Company’s common stock valued at $1,232,451 upon cashless exercise of warrants in accordance with the December 7, 2011 global settlement agreement.  Mr. Rabin, the Company’s Chief Executive Officer and Chairman of the Board of Directors, has a 33.33% equity interest in the entity.

18.	RELATED PARTY TRANSACTIONS

On January 31, 2012, the Shapiro Family Trust received 5,532,198 shares of the Company’s common stock upon cashless exercise of the warrants in connection with the 2005-2008 convertible debentures and in accordance with the December 7, 2011 global settlement agreement. Dr. Shapiro, one of the Company’s directors, may be deemed the beneficial owner of the securities owned by the Shapiro Family Trust.

On January 31, 2012, PDPI, LLC received 11,204,101 of the Company’s common stock upon cashless exercise of warrants in accordance with the December 7, 2011 global settlement agreement.  Mr. Rabin, the Company’s Chief Executive Office and Chairman of the Board of Directors, has a 33.33% equity interest in the entity.